Relinquishment Agreement - Additional Information (Detail) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 1998
RELINQUISHMENT AGREEMENT [Abstract]
Term of relinquishment agreement	15 years
Period following the end of the first three-month period after the relinquishment date upon which senior relinquishment payments start	25 days
Period following the end of the first six-month period after the relinquishment date upon which junior relinquishment payments start	25 days
Senior and junior relinquishment payment rate as a percent of revenues	2.50%
Relinquishment liability	$ 74,400,000	$ 120,800,000		$ 549,100,000
Relinquishment liability reassessment	249,000	11,439,000	8,805,000
Accretion of discount to the relinquishment liability	4,974,000	8,248,000	11,366,000
Total relinquishment payments	51,200,000	54,300,000	55,000,000
Accrued relinquishment payments	13,300,000	13,300,000
Relinquishment liability reassessment credit	$ 200,000	$ 11,400,000	$ 8,800,000